Significant Operating Lease Arrangements - Minimum Lease Payments Expensed (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [abstract]
Minimum lease payments	$ 2,178.1	$ 1,135.7	$ 996.0